Consolidated Statements Of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]
Interest-bearing deposits with other banks, restricted for securitization investors	$ 272,592	$ 36,620
Net loans - restricted for securitization investors	$ 411,532	$ 646,268
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, liquidation value			$ 1,000	$ 1,000
Preferred stock, shares issued	50,000	50,000	50,000	50,000
Preferred stock, shares outstanding	50,000	50,000	50,000	50,000
Common stock, par value	$ 0	$ 0
Common stock, stated value	$ 1	$ 1
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	35,981,950	34,864,068
Treasury stock, shares	3,601	0